NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 30	$ 14
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	3
Personal Assets Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	10	3
Tax Withholdings To Be Deposited [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	8	3
Royalties [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	6	6
Others One [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 3	$ 2